Share-based compensation - Fair Value Assumptions (Detail) - € / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assumptions Calculation Fair Value of Shares [Line Items]
Share price at grant date (in eur per share)	€ 548.0	€ 462.9	€ 270.7
Vesting period	2 years 8 months 12 days	2 years 10 months 24 days	2 years 10 months 24 days
Dividend yield (in percentage)	1.00%	0.60%	0.90%
Eurozone
Assumptions Calculation Fair Value of Shares [Line Items]
Risk free interest rate (Eurozone)	0.50%	(0.80%)	(0.60%)
US
Assumptions Calculation Fair Value of Shares [Line Items]
Risk free interest rate (in percentage)	2.80%	0.20%	1.50%
Expected volatility ASML
Assumptions Calculation Fair Value of Shares [Line Items]
Expected volatility (in percentage)	41.80%	38.50%	28.90%
Expected volatility PHLX index
Assumptions Calculation Fair Value of Shares [Line Items]
Expected volatility (in percentage)		35.30%	24.70%
Average volatility of the peer group (market practice)
Assumptions Calculation Fair Value of Shares [Line Items]
Average volatility of the peer group (market practice) (in percentage)	47.80%